Significant Acquisition And Equity Transactions (Details 3) - Privatization of Alibaba.com Limited - Alibaba.com Limited ¥ in Millions			1 Months Ended		12 Months Ended
	Jun. 21, 2012 CNY (¥)	Jun. 20, 2012 HKD / shares	May. 31, 2012 HKD / shares	May. 31, 2012 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Privatization and other share repurchase transactions related to Alibaba.com Limited
Cash payment per outstanding share (in HK dollars per share) | HKD / shares			HKD 13.50
Cash consideration				¥ 15,100	¥ 15,134
Price offered for each RSU and restricted share (in HK dollars per share) | HKD / shares		HKD 13.50
Price offered for each share option before deducting the relevant exercise price (in HK dollars per share) | HKD / shares		HKD 13.50
Commitments recorded as accrued expenses, accounts payable and other current liabilities					238	¥ 25	¥ 87
Incremental share-based compensation expense					64
Reduction in noncontrolling interest	¥ 2,636
Commitment to pay to former holders of share-based awards
Privatization and other share repurchase transactions related to Alibaba.com Limited
Commitments upon vesting					¥ 384	¥ 34	¥ 133